FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Summary of assets and liabilities measured at fair value on a recurring basis

	Significant other observable inputs (Level 2) as of December 31, 2012	Significant unobservable inputs (Level 3) as of December 31, 2012
Assets:
Derivative instruments	$4,458	—
Liabilities:
Derivative instruments	$(13,257)	—
Contingent consideration	—	$(9,111)
Redeemable noncontrolling interest	—	$(75,661)

	Significant other observable inputs (Level 2) as of December 31, 2011	Significant unobservable inputs (Level 3) as of December 31, 2011
Assets:
Derivative instruments	$3,235	—
Liabilities:
Derivative instruments	$(15,959)	—
Contingent consideration	—	$(6,857)
Redeemable noncontrolling interest	—	$(80,603)

Schedule of the most significant quantitative inputs used to measure the fair value of redeemable noncontrolling interest

Unobservable inputs	As of December 31, 2012	As of December 31, 2011
Discount rate	12%	12%
Market share	57% - 62% (60%)	57% - 62% (60%)
Revenue growth rate	0.5% - 1% (0.7%)	Stable
OIBDA margin	44.0% - 45.5 (44.6%)	49.4% - 52.7 (50.7%)

Schedule of losses recognized on assets measured at fair value on a nonrecurring basis

	Loss for the year ended December 31,
	2012	2011
Property, Plant and Equipment	$272,960	$19,015
Licenses	82,885	—
Rights to use radio frequencies	76,641	—
Numbering capacity	36,145	—
Software and other intangible assets	50,241	—
Goodwill	108,544	—

Total	$627,416	$19,015